Deferred Ipo Costs (Tables)	12 Months Ended
Mar. 31, 2025
Deferred Ipo Costs [Abstract]
Schedule of Deferred Ipo Costs
	As at March 31, 2025	As at March 31, 2024
Financial advisory fee	$-	$944,858
Attorney fee	-	84,162
Audit fee	-	94,564
Underwriter’s fee	-	91,139
Industrial research*	-	21,000
Accounting service	-	20,717
Others	$-	$3,635
Total	$-	$1,260,075

*	Industrial research is the cost incurred in connection with the independent industrial analysis report, which will be quoted by the prospectus in the F1 filing.